FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Carrying amounts and fair values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	$ 53,993	$ 9,675		$ 0
Marketable securities	236,281	2,435	$ 8,475	8,474
Financial assets not measured at fair value
Cash and cash equivalents	254,525	113,073		174,721
Restricted cash	0	0		14,928
Receivables	139,467	73,532		63,924
Financial liabilities measured at fair value
Derivative instruments payable	0	5,673		19,261
Financial liabilities not measured at fair value
Trade and other payables	81,533	43,364		55,002
Total debt	2,390,314	2,325,575		2,143,811
U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	2,184,228	2,130,814		2,089,931
Total U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	209,700	209,700		60,000
Carrying Value
Financial liabilities measured at fair value
Derivative instruments payable		5,673		19,261
Financial liabilities not measured at fair value
Trade and other payables	81,533	43,364		55,002
Carrying Value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	2,178,430	2,113,691		2,076,935
Carrying Value | Total U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	211,884	211,884		66,876
Carrying Value | Financial liabilities measured at fair value
Financial liabilities measured at fair value
Derivative instruments payable	0	5,673		19,261
Carrying Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	81,533	43,364		55,002
Carrying Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	2,201,543	2,138,009		2,097,110
Carrying Value | Financial liabilities not measured at fair value | Total U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	211,884	211,884		66,876
Carrying Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	9,675		0
Carrying Value | Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through profit or loss
Marketable securities	236,281	2,435		8,474
Carrying Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	254,525	113,073		174,721
Restricted cash	0	0		14,928
Receivables	139,467	73,532		63,924
Loan notes receivable	1,388	1,388		1,388
Fair Value | Financial liabilities measured at fair value
Financial liabilities measured at fair value
Derivative instruments payable	0	5,673		19,261
Fair Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	81,533	43,364		55,002
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	2,201,543	2,138,009		2,097,110
Fair Value | Financial liabilities not measured at fair value | Total U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	212,203	206,552		65,348
Fair Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	9,675		0
Fair Value | Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through profit or loss
Marketable securities	236,281	2,435		8,474
Fair Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	254,525	113,073		174,721
Restricted cash	0	0		14,928
Receivables	139,467	73,532		63,924
Loan notes receivable	1,388	1,388		1,388
Fair Value | Level 1 | Financial liabilities measured at fair value
Financial liabilities measured at fair value
Derivative instruments payable		0		0
Fair Value | Level 1 | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	0	0		0
Fair Value | Level 1 | Financial liabilities not measured at fair value | Total U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	0	0		0
Fair Value | Level 1 | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	0	0
Fair Value | Level 1 | Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through profit or loss
Marketable securities	236,281	2,435		8,474
Fair Value | Level 1 | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	254,525	113,073		174,721
Restricted cash				14,928
Loan notes receivable	0	0		0
Fair Value | Level 2 | Financial liabilities measured at fair value
Financial liabilities measured at fair value
Derivative instruments payable		5,673		19,261
Fair Value | Level 2 | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	2,201,543	2,138,009		2,097,110
Fair Value | Level 2 | Financial liabilities not measured at fair value | Total U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	0	0		6,251
Fair Value | Level 2 | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	9,675
Fair Value | Level 2 | Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through profit or loss
Marketable securities	0	0		0
Fair Value | Level 2 | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	0	0		0
Restricted cash				0
Loan notes receivable	1,388	1,388		1,388
Fair Value | Level 3 | Financial liabilities measured at fair value
Financial liabilities measured at fair value
Derivative instruments payable		0		0
Fair Value | Level 3 | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	0	0		0
Fair Value | Level 3 | Financial liabilities not measured at fair value | Total U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	212,203	206,552		59,097
Fair Value | Level 3 | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	0	0
Fair Value | Level 3 | Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through profit or loss
Marketable securities	0	0		0
Fair Value | Level 3 | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	0	0		0
Restricted cash				0
Loan notes receivable	$ 0	$ 0		$ 0